Share Incentive Plans, Equity Incentive Plans (Details) - shares	Dec. 31, 2020	Apr. 28, 2016
2015 Plan [Member]
Share Incentive Plans [Abstract]
Number of shares available for grant (in shares)	315,702
2015 Plan [Member] | Restricted Stock [Member]
Share Incentive Plans [Abstract]
Number of awards granted (in shares)	16,159
2015 Plan [Member] | Performance-Based Restricted Stock Units [Member]
Share Incentive Plans [Abstract]
Number of awards granted (in shares)	459,411
2015 Plan [Member] | Stock Options [Member]
Share Incentive Plans [Abstract]
Number of awards granted (in shares)	608,728
2015 Plan [Member] | Voting Common Stock [Member]
Share Incentive Plans [Abstract]
Number of shares authorized for issuance (in shares)		1,400,000
2006 Plan [Member]
Share Incentive Plans [Abstract]
Number of shares available for grant (in shares)	0